Income tax (Tables)	11 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Components of the Groups (loss)/profit before income taxes
The components of the Group's (loss)/profit before income taxes for the eleven months ended December 31, 2019 and year ended January 31, 2019 and 2018 consisted of the following:

	Eleven Months ended December 31, 2019	Year ended January 31, 2019	Year ended January 31, 2018
	(in thousands)
United Kingdom	$(29,224)	$7,549	$(26,163)
United States	133	1,534	281
(Loss)/profit before income taxes	$(29,091)	$9,083	$(25,882)

Significant components of the provision for income taxes
Significant components of the provision for income taxes are as follows:

	Eleven Months ended December 31, 2019	Year ended January 31, 2019	Year ended January 31, 2018
	(in thousands)
Current income tax benefit
United States	$36	$120	$471
Total	36	120	471
Deferred income tax benefit
United Kingdom	(147)	(935)	—
Total	(147)	(935)	—
Total income tax	$(111)	$(815)	$471

Components of deferred tax assets and liabilities
The major components of deferred tax assets and liabilities at December 31, 2019 and January 31, 2019 and 2018 are as follows:

	December 31, 2019	January 31, 2019	January 31, 2018
	(in thousands)
Deferred tax assets:
Net operating loss carryforward	$20,095	$16,272	$16,931
Future exercisable shares	319	290	1,315
Provision	34	34	37
Less: Valuation allowance	(20,448)	(16,596)	(18,283)
Deferred tax assets, net of valuation allowance	—	—	—
Deferred tax liabilities:
Temporary differences relating to intangible asset	(2,057)	(2,198)	(3,372)
Deferred tax liabilities, gross	(2,057)	(2,198)	(3,372)
Deferred tax liabilities, net	$(2,057)	$(2,198)	$(3,372)

Reconciliation between U.K. statutory income tax rate and the effective tax rate
The reconciliation between the U.K. statutory income tax rate for Summit and the effective income tax rates are as follows:

	Eleven Months ended December 31, 2019	Year ended January 31, 2019	Year ended January 31, 2018
U.K. corporation tax rate	19.00%	19.00%	19.17%
Effect of:
Adjustment on adoption of ASC 606	—%	(36.13)%	(12.65)%
Adjustment on adoption of ASC 842	—%	0.10%	0.03%
Change in valuation allowance	(11.03)%	11.93%	(3.79)%
Non-deductible expenses	(1.49)%	25.93%	(1.60)%
Refundable R&D tax credit	3.07%	(5.20)%	3.55%
R&D deduction surrendered	(9.52)%	—%	(5.27)%
R&D deduction benefit	—%	(18.62)%	—%
Overseas profits taxed at different rates	(0.16)%	4.25%	(1.26)%
Release of temporary difference relating to intangible assets	0.51%	(10.23)%	—%
Reported effective income tax rate	0.38%	(8.97)%	(1.82)%